File No. 33-30156

As filed with the Securities and Exchange Commission on May 3, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE  SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 35

(Check appropriate box or boxes)

OneAmerica(R) Funds, Inc.

(Exact Name of Registrant)

Insurance Company’s Telephone Number: (317) 285-1877

Richard M. Ellery

Associate General Counsel

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46282

(Name and Address of Agent for Service)

Title of Securities Being Registered: Shares of common stock

It is proposed that this filing will become effective (Check appropriate Space)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485

☐  On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

☐  this post-effective amendment designates a new effective date for a previously filed amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to the Registrant’s Statement on Form N -1A is filed for the sole purpose of submitting an exhibit containing interactive data format risk return summary information for the portfolios of OneAmerica Funds, Inc.

SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act and the  Investment Company Act, the Fund certifies that it meets all requirements for effectiveness of this  post-effective  amendment to this  registrations  statement  under Rule 485(b)  under  the  Securities  Act  and has  duly  caused  this  post-effective amendment  to the  registration  statement  to be  signed  on its  behalf by the undersigned, duly authorized, in the City of Indianapolis,  and State of Indiana on the 3rd day of May 2012.

OneAmerica Funds, Inc.

By: J. Scott Davison*, President

/s/ Richard M. Ellery

By:

*Richard M. Ellery as Attorney-in-fact

Pursuant  to  the  requirements  of  the  Securities  Act,  this  post-effective amendment to the  registration  statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

J. Scott Davison*	President	May 3, 2012

William R. Brown*	Director	May 3, 2012

Joseph E. DeGroff*	Director	May 3, 2012

James L. Isch*	Director	May 3, 2012

Stephen J. Helmich*	Director	May 3, 2012

Gilbert F. Viets*	Director	May 3, 2012

Stephen L. Due*	Assistant Secretary	May 3, 2012

Richard M. Ellery*	Secretary	May 3, 2012

Daniel Schluge*	Treasurer	May 3, 2012

Jeffrey D. Tatum*	Assistant Treasurer	May 3, 2012

Sue Uhl*	Anti-Money Laundering Officer	May 3, 2012

By:	/s/ Richard M. Ellery

*Richard M. Ellery as Attorney-in-fact

Date: May 3, 2012

EXHIBIT

Exhibit No. in Form N1-A	Name of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase